LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
LAND USE RIGHTS [Abstract]
Cost of land use rights	$ 4,746,825	$ 5,013,824
Less: Accumulated amortization	(835,741)	(782,476)
Land use rights, net	3,911,084	4,231,348
Amortization expense	98,941	100,282	$ 100,828
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ (221,323)	$ 33,781	$ 81,008